Significant Accounting Policies - Estimated Useful Lives for Depreciation Using Straight Line Method of Other Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Buildings [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	5 Years
Buildings [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	35 Years
Owned and finance leased aircraft [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	15 Years
Owned and finance leased aircraft [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	20 Years
Jet engines [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	15 Years
Jet engines [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	20 Years
Other property, plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	20 Years
Other property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	15 Years
Machinery and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	4 Years
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	10 Years
Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	6 Years
Vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for depreciation using straight line method	8 Years